Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of June 30, 2014 and December 31, 2013. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	June 30, 2014		December 31, 2013
(US $ in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:

Cash and cash equivalents	34,451	34,451	28,836	28,836

Restricted cash	691	691	458	458

Current derivative asssets:

Interest rate swap contracts	—	—	—	—
Foreign exchange forward contract	—	—	248	248
Non-current derivative asset:
Interest rate swap contracts	2,561	2,561	2,617	2,617
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,710	3,710	2,124	2,124
Foreign exchange forward contract	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	545,774	547,890	349,977	350,999

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of June 30, 2014 and December 31, 2013:

		Fair Value Measurements at Reporting Date Using
(US $ in thousands)	June 30, 2014	Quoted Price in Active Markets for Identical assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	34,451	34,451	—	—
Restricted cash	691	691	—	—
Current derivative assets:
Foreign exchange forward contract	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	2,561	—	2,561	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,710	—	3,710	—
Foreign exchange foward contracts	—		—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	547,890	—	547,890	—

		Fair Value Measurements at Reporting Date Using
(US $ in thousands)	December 31, 2013	Quoted Price in Active Markets for Identical assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	28,836	28,836	—	—
Restricted cash	458	458	—	—
Current derivative assets:
Foreign exchange forward contract	248	—	248	—
Non-current derivative assets:
Interest rate swap contracts	2,617	—	2,617	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,124	—	2,124	—
Foreign exchange foward contracts	—		—	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Long-term debt, current and non-current	350,999	—	350,999	—